Assets held for sale	12 Months Ended
Dec. 31, 2023
Non-current assets held-for-sale [Abstract]
Assets Held For Sale	Assets held for sale

			$ million
		Dec 31, 2023			Dec 31, 2022
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	71	71	—	—	—
Property, plant and equipment	—	250	250	—	2,526	2,526
Joint ventures and associates	—	19	19	—	94	94
Investments in securities	—	—	—	—	128	128
Deferred tax	—	10	10	—	—	—
Retirement benefits	—	1	1	—	—	—
Trade and other receivables	103	34	137	44	51	95
Inventories	463	—	463	8	—	8
Assets classified as held for sale	566	385	951	52	2,799	2,851
Debt	2	82	84	3	1	4
Trade and other payables	94	—	94	256	22	278
Retirement benefits	—	53	53	—	—	—
Decommissioning and other provisions	7	68	75	134	971	1,105
Income taxes payable	1	—	1	8	—	8
Liabilities directly associated with assets classified as held for sale	104	203	307	401	994	1,395
At December 31, 2023, assets held for sale mainly related to an asset in Chemicals and Products in Europe, a Renewables and Energy Solutions project in North America and an asset within Marketing in Asia. All transactions that resulted in the reclassification of assets held for sale at December 31, 2023, are expected to be completed in 2024.
At December 31, 2022, assets held for sale mainly related to three Upstream projects. All transactions that resulted in assets held for sale reclassification at December 31, 2022, were completed in 2023.